Corporate information (Details)	12 Months Ended
Dec. 31, 2021
Bladex Representacao Ltda. | Bladex Head Office
Disclosure of notes and other explanatory information [Line Items]
Proportion of ownership interest in subsidiary	99.999%
Bladex Representacao Ltda. | Bladex Holdings Inc.
Disclosure of notes and other explanatory information [Line Items]
Proportion of ownership interest in subsidiary	0.001%
Bladex Development Corp. | Bladex Head Office
Disclosure of notes and other explanatory information [Line Items]
Proportion of ownership interest in subsidiary	100.00%
BLX Soluciones | Bladex Head Office
Disclosure of notes and other explanatory information [Line Items]
Proportion of ownership interest in subsidiary	99.90%
BLX Soluciones | Bladex Development Corp.
Disclosure of notes and other explanatory information [Line Items]
Proportion of ownership interest in subsidiary	0.10%